                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5851
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                         MFS INTERMARKET INCOME TRUST I
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INTERMARKET INCOME TRUST I

8/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
BONDS - 94.7%
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AEROSPACE - 0.6%
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Bombardier, Inc., 6.3%, 2014 (n)                                                              $     220,000          $    210,100
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DRS Technologies, Inc., 6.875%, 2013                                                                130,000               127,400
---------------------------------------------------------------------------------------------------------------------------------
Sequa Corp., 9%, 2009                                                                                85,000                87,975
---------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%, 2011                                                          160,000               155,200
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                                                                                                                     $    580,675
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Broder Brothers Co., 11.25%, 2010                                                             $      85,000          $     73,100
---------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., FRN, 8.784%, 2014                                                                 75,000                74,906
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Levi Strauss & Co., 9.75%, 2015                                                                     215,000               222,525
---------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 7.25%, 2011                                                              100,000               100,625
---------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 8.125%, 2013                                                              75,000                76,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    547,656
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ASSET BACKED & SECURITIZED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., FRN, 4.205%, 2034                                                       $     425,000          $    392,126
---------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034                                                   350,000               339,207
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    731,333
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AUTOMOTIVE - 1.6%
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ArvinMeritor, Inc., 8.125%, 2015                                                              $      95,000          $     88,825
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                          30,000                22,500
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                                              500,000               495,169
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 7.8%, 2012                                                               220,000               202,686
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 8%, 2016                                                                 125,000               115,353
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  280,000               224,700
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 8.625%, 2011 (n)                                                         36,000                36,562
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                                 88,000                91,080
---------------------------------------------------------------------------------------------------------------------------------
J.B. Poindexter & Co., 8.75%, 2014                                                                   95,000                82,650
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TRW Automotive, Inc., 7%, 2014 (n)                                                                  200,000               186,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,545,525
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BASIC INDUSTRY - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 7.725%, 2015                                                             $      55,000          $     53,350
---------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 7.125%, 2017                                                                    55,000                53,350
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TriMas Corp., 9.875%, 2012                                                                           62,000                62,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    169,165
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                    $     345,000          $    337,238
---------------------------------------------------------------------------------------------------------------------------------
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                              150,000               148,500
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.9%, 2015                                                       95,000                70,300
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2016                                                      170,000               127,500
---------------------------------------------------------------------------------------------------------------------------------
CMP Susquehanna Corp., 10.125%, 2014                                                                130,000               120,250
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                     200,000               239,228
---------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                                190,000               180,025
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                                 220,000               230,175
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Corp., 9%, 2014                                                                             92,000                93,610
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Corp., 0% to 2010, 9.25% to 2015                                                           110,000                89,100
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625%, 2015                                                                     135,000               128,925
---------------------------------------------------------------------------------------------------------------------------------
LBI Media, Inc., 8.5%, 2017 (n)                                                                     100,000                98,125
---------------------------------------------------------------------------------------------------------------------------------
Local TV Finance LLC, 9.25%, 2015 (n)(p)                                                            115,000               105,225
---------------------------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., 7.75%, 2016                                                                   140,000               133,175
---------------------------------------------------------------------------------------------------------------------------------
Quebecor World, Inc., 9.75%, 2015 (n)                                                                75,000                70,500
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                  220,000               209,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,381,426
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 11%, 2012                                                              $     125,000          $    123,750
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Lehman Brothers Holdings, Inc., 6.5%, 2017                                                          250,000               246,135
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.4%, 2017                                                                40,000                40,767
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    410,652
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BUILDING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                             $     105,000          $     65,625
---------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                                  150,000               126,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    191,625
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BUSINESS SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                              $     120,000          $    116,700
---------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., 9.75%, 2015 (n)                                                               135,000               128,250
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 9.125%, 2013                                                            100,000               103,250
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                             90,000                92,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    440,900
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375%, 2014                                                  $     125,000          $    118,750
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                                 110,000               105,325
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92%, 2014                                                                     265,000               222,600
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                       105,000               102,900
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625%, 2011                                                                    220,000               216,700
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Insight Midwest LP, 9.75%, 2009                                                                      36,000                36,000
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Insight Midwest LP, 9.75%, 2009                                                                      21,000                21,000
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Telenet Group Holding N.V., 0% to 2008, 11.5% to 2014(n)                                            147,000               139,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    962,925
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CHEMICALS - 1.3%
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Chemtura Corp., 6.875%, 2016                                                                  $     135,000          $    123,188
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Huntsman International LLC, 6.875%, 2013 (n)                                               EUR       75,000               102,187
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875%, 2014                                                      $     130,000               135,850
---------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings PLC, 8.5%, 2016 (n)                                                            105,000                96,600
---------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                                  125,000               104,375
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8%, 2014                                                                      95,000               103,313
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8.25%, 2016                                                                  135,000               151,200
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Lyondell Chemical Co., 6.875%, 2017                                                                 110,000               119,075
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Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              200,000               191,000
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Mosaic Co., 7.625%, 2016 (n)                                                                        170,000               174,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,301,038
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COMPUTER SOFTWARE - 0.1%
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Syniverse Technologies, Inc., 7.75%, 2013                                                     $     105,000          $     97,125
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CONGLOMERATES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ESCO Corp., 8.625%, 2013 (n)                                                                  $      75,000          $     73,500
---------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.5%, 2014                                                                215,000               203,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    276,675
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 7.875%, 2011                                                               $     110,000          $    109,515
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                     $     125,000          $    121,250
---------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc., 8%, 2012                                                                    110,000                99,550
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GEO Group, Inc., 8.25%, 2013                                                                        165,000               164,794
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Jarden Corp., 7.5%, 2017                                                                            145,000               135,575
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Kar Holdings, Inc., 10%, 2015 (n)                                                                   280,000               250,600
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (n)                                                                       70,000                58,975
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (n)                                                                     25,000                18,406
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Service Corp. International, 7.375%, 2014                                                            20,000                20,100
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75%, 2016                                                             65,000                61,263
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                               370,000               349,650
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Visant Corp., 7.625%, 2012                                                                          130,000               130,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,410,488
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 10.25%, 2016                                                    $     115,000          $    110,400
---------------------------------------------------------------------------------------------------------------------------------
Crown Americas LLC, 7.75%, 2015                                                                     195,000               196,950
---------------------------------------------------------------------------------------------------------------------------------
Owen-Illinois, Inc., 7.5%, 2010                                                                     100,000                99,500
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   295,000               302,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    709,225
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
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L-3 Communications Corp., 5.875%, 2015                                                        $     120,000          $    113,700
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.375%, 2015                                                              130,000               125,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    239,475
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                                   $     155,000          $    142,600
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 9.125%, 2014                                                         165,000               147,675
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016                                                        410,000               356,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    646,975
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                      $     326,305          $    331,624
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                         100,000                96,650
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                             295,000               276,563
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 6.212%, 2016                                                                           840,000               812,616
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                    460,000               568,058
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                         265,000               269,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,354,566
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.389%, 2013                                                           $     200,000          $    164,417
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                            685,000               602,923
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.33%, 2015                                                              400,000               414,200
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Republic of El Salvador, 7.65%, 2035                                                                160,000               173,600
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Republic of Indonesia, 6.625%, 2037                                                                 265,000               241,957
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Republic of Panama, 8.875%, 2027                                                                    406,000               504,455
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Republic of Panama, 6.7%, 2036                                                                      100,000                99,000
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 6.55%, 2037                                                                        98,000                97,951
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Republic of South Africa, 5.875%, 2022                                                              308,000               296,835
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034                                                                  600,000               651,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,246,938
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                           $     145,000          $    146,813
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                                90,000                86,063
---------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 7.125%, 2017                                                                     50,000                48,750
---------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2011                                                                           90,000                91,800
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 9%, 2016 (n)                                                                   190,000               192,375
---------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                      110,000               104,225
---------------------------------------------------------------------------------------------------------------------------------
OPTI Canada, Inc., 8.25%, 2014 (n)                                                                  115,000               116,438
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                       225,000               204,750
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           110,000               105,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,096,264
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022                                             $     100,000          $     98,750
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                     290,000               286,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    385,125
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                            $     100,000          $    104,000
---------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375%, 2014                                                              125,000               110,000
---------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0% to 2009, 9.5% to 2014                                                        135,000                95,513
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    309,513
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                      $     500,000          $    443,739
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                       270,000               240,802
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                           335,000               300,952
---------------------------------------------------------------------------------------------------------------------------------
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)                                               500,000               491,773
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 7.125%, 2008                                                                40,000                33,400
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 7.5%, 2012                                                                  19,000                14,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,525,106
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015                                                                     $     200,000          $    199,250
---------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125%, 2012                                                             95,000                95,238
---------------------------------------------------------------------------------------------------------------------------------
Cott Beverages USA, Inc., 8%, 2011                                                                   95,000                94,050
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., 7%, 2016                                                                            115,000               105,800
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 8.625%, 2009                                                                   111,000               108,225
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC, 9.25%, 2015 (z)                                                         120,000               110,700
---------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc., 0% to 2008, 10.5% to 2012                                                 120,000               115,500
---------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.75%, 2017                                                                 120,000               120,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    949,363
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FOREST & PAPER PRODUCTS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Co., 8.375%, 2015                                                        $     135,000          $    105,975
---------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125%, 2014                                                                      80,000                73,600
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Canada Paper Corp., 8.625%, 2011                                                                     60,000                52,800
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Domtar Corp., 7.125%, 2015                                                                          125,000               116,250
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Georgia-Pacific Corp., 8%, 2024                                                                     145,000               136,300
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                                140,000               136,850
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Neenah Paper, Inc., 7.375%, 2014                                                                     60,000                56,400
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NewPage Corp., 10%, 2012                                                                             70,000                72,450
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NewPage Corp., 12%, 2013                                                                             70,000                73,150
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                               125,000               100,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    924,400
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Chukchansi Economic Development Authority, FRN, 8.859%, 2012 (z)                              $      95,000          $     95,238
---------------------------------------------------------------------------------------------------------------------------------
Circus & Eldorado Joint Venture, 10.125%, 2012                                                      115,000               120,175
---------------------------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                              155,000               132,913
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Group Ltd., 9.875%, 2012 (n)                                                   215,000               218,225
---------------------------------------------------------------------------------------------------------------------------------
Global Cash Access, Inc., 8.75%, 2012                                                               131,000               132,965
---------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                                100,000               100,000
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Harrah's Entertainment, Inc., 5.75%, 2017                                                           240,000               180,000
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                                          200,000               153,500
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Isle of Capri Casinos, Inc., 7%, 2014                                                               190,000               164,825
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Jacobs Entertainment, Inc., 9.75%, 2014                                                             125,000               124,688
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Las Vegas Sands Corp., 6.375%, 2015                                                                 240,000               228,000
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MGM Mirage, Inc., 7.5%, 2016                                                                        500,000               493,750
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Pinnacle Entertainment, Inc., 8.25%, 2012                                                            30,000                30,150
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)                                                        185,000               172,050
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Station Casinos, Inc., 6.625%, 2018                                                                 290,000               233,450
---------------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    315,000               233,100
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                    160,000               154,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,967,829
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co., 8.625%, 2017                                                             $      90,000          $     92,925
---------------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc., 7%, 2017 (n)                                                                      145,000               140,650
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                          175,000               175,000
---------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd., 10.25%, 2012                                                            37,000                38,665
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   250,000               251,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    698,490
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                   $     500,000          $    480,377
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Crum & Forster Holdings Corp., 7.75%, 2017                                                    $     195,000          $    184,275
---------------------------------------------------------------------------------------------------------------------------------
Hub International Holdings, Inc., 10.25%, 2015 (n)                                                  110,000               100,100
---------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                                  85,000                77,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    362,150
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                           CAD      115,000          $    109,184
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.75%, 2010                                                     JPY   50,000,000               440,312
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                      JPY   80,000,000               697,711
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023                                                     JPY  115,000,000               859,582
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                      JPY   30,000,000               263,870
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                 JPY   80,000,000               703,818
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                    JPY  150,000,000             1,340,900
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                              JPY  130,000,000             1,121,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,536,601
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 12.3%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                   EUR      572,000          $    802,995
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                   EUR      233,000               308,577
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                   EUR      359,000               604,055
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                           CAD      257,000               248,201
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                           CAD      208,000               198,434
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                          CAD       69,000                78,189
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                               DKK    1,200,000               214,927
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                        EUR    3,155,000             4,266,176
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2014                                                        EUR      124,000               164,147
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                              EUR      870,000             1,237,128
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                           EUR      626,000               872,048
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                            EUR      188,000               262,677
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                               EUR      315,000               451,003
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                               EUR      161,000               258,795
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                            EUR      299,000               418,713
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                            EUR      648,000               899,498
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                          GBP       90,000               216,334
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                          GBP      100,000               262,468
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                       GBP      247,000               478,451
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,242,816
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 7.125%, 2013                                                             $      65,000          $     63,213
---------------------------------------------------------------------------------------------------------------------------------
Rental Service Corp., 9.5%, 2014                                                                    155,000               151,706
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                    75,000                77,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    292,169
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                             $     610,000          $    567,353
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                 500,000               554,733
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,122,086
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                                     $     155,000          $    141,438
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.8%, 2016 (z)                                                               279,000               276,649
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                    350,000               349,563
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015                                                                     265,000               253,075
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                           375,000               367,482
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                          495,000               508,613
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.625%, 2016 (n)(p)                                                                      165,000               170,569
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.75%, 2013                                                                          75,000                69,750
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                            160,000               156,800
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology Holdings, Inc., 9.797%, 2012 (n)                                                       95,000                87,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,381,814
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                         $     145,000          $    137,206
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 220,000               251,900
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                  20,000                19,150
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                  280,000               298,200
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                     160,000               144,400
---------------------------------------------------------------------------------------------------------------------------------
Noranda Aluminum Holding Corp., 12.5%, 2014 (p)(z)                                                  110,000               100,100
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                   70,000                70,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,021,481
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2036                                                                        $   1,645,242          $  1,670,216
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2037                                                                                927,099               926,312
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 9%, 2016                                                                                 86,260                92,471
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 11%, 2018 - 2019                                                                         78,226                88,464
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 10.5%, 2019 - 2020                                                                       15,189                17,293
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,794,756
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011                                   $     230,000          $    270,680
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "A-1", 6.706%, 2046                                    135,000               122,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    392,904
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                            $     110,000          $    105,600
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                      $      90,000          $     89,325
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 6.8%, 2015                                                              45,000                46,437
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.875%, 2014                                                                         130,000               131,169
---------------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP, 6.875%, 2014                                                           120,000               112,200
---------------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP, 8.5%, 2016                                                              50,000                49,750
---------------------------------------------------------------------------------------------------------------------------------
OJSC AK Transneft, 5.67%, 2014 (z)                                                                  520,000               507,011
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos. Inc., 6.375%, 2010 (n)                                                                400,000               401,000
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.75%, 2031                                                                     80,000                83,000
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    140,000               159,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,579,142
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7%, 2015                                                               $     135,000          $    129,600
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.875%, 2027                                                           110,000               103,125
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)                                             EUR       85,000               116,971
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. " B", 7.5%, 2014                                     $     100,000                98,250
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                           160,000               173,200
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.5%, 2014                                                                              95,000                97,375
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     115,000               119,025
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      170,000               177,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,015,196
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                     $     195,000          $    178,425
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                            140,000               141,400
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014                                                              75,000                75,750
---------------------------------------------------------------------------------------------------------------------------------
Seitel, Inc., 9.75%, 2014 (n)                                                                        75,000                69,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    464,763
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela S.A., 5.25%, 2017                                                      $     260,000          $    179,400
---------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp., 6.625%, 2015                                                                          130,000               128,213
---------------------------------------------------------------------------------------------------------------------------------
United Refining Co., 10.5%, 2012 (n)                                                                 65,000                65,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    373,426
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                                   $     140,000          $    144,382
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049                                                       285,000               284,288
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                      280,000               277,200
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (n)                                                                   300,000               282,000
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                         240,000               223,200
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          500,000               496,668
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,707,738
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Elan Finance PLC, 8.875%, 2013                                                                $     185,000          $    181,300
---------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc., 6.375%, 2015                                                              110,000               110,000
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                  151,000               150,623
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    441,923
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                $     175,000          $    177,625
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.125%, 2016                                                      180,000               179,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    356,725
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                             $     620,000          $    675,552
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                 $     200,000          $    176,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                    247,000               260,585
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             105,000                96,863
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                              485,000               478,938
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10%, 2014                                                                       30,000                30,750
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                      250,000               168,125
---------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75%, 2016 (n)                                                       190,000               171,000
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                  105,000               107,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,489,886
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc., 7.5%, 2014                                                 $      90,000          $     87,300
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rouse Co. LP, 6.75%, 2013 (z)                                                                 $     135,000          $    133,650
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.5%, 2014                                                                    $     105,000          $     80,850
---------------------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc., 11.25%, 2014                                                                  70,000                66,850
---------------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc., 7.5%, 2014                                                               70,000                70,088
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    217,788
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc., 8%, 2014                                                       $     140,000          $    133,700
---------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 7%, 2014                                                                           50,000                47,063
---------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.36%, 2013                                                                   30,000                28,200
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                    40,000                36,800
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                        30,000                29,400
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.375%, 2015 (n)                                                                    180,000               163,800
---------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings. Inc., 9.25%, 2014                                                             50,000                49,250
---------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                    130,000               123,500
---------------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 7.75%, 2016                                                                125,000               119,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    731,088
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
INVISTA, 9.25%, 2012 (n)                                                                      $     100,000          $    104,000
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.5%, 2017 (n)                                                        $      75,000          $     55,500
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                             60,000                58,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    113,850
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375%, 2014                                                    $     215,000          $    210,700
---------------------------------------------------------------------------------------------------------------------------------
Digicel Group Ltd., 9.125%, 2015 (z)                                                                  8,328                 7,610
---------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.375%, 2011                                                           160,000               169,200
---------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 9.875%, 2012                                                           170,000               182,750
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                            200,000               197,000
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016                                                             420,000               422,100
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                                                      70,000                73,790
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., FRN, 11.106%, 2012                                                            115,000               118,450
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., FRN, 8.62%, 2013 (n)                                                          110,000               112,200
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                       165,000               177,247
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,671,047
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                    $      60,000          $     61,876
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.995%, 2036                                                                           55,000                56,993
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    118,869
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Alliance One International, Inc., 8.5%, 2012 (n)                                              $      95,000          $     94,525
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.625%, 2016                                                               130,000               136,147
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    230,672
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75%, 2024 (p)                                                     $     229,916          $    267,852
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                     $     120,000          $    124,200
---------------------------------------------------------------------------------------------------------------------------------
Navios Maritime Holdings, Inc., 9.5%, 2014                                                          120,000               122,550
---------------------------------------------------------------------------------------------------------------------------------
Quality Distribution, Inc., 9%, 2010                                                                 95,000                87,875
---------------------------------------------------------------------------------------------------------------------------------
Ship Finance International Ltd., 8.5%, 2013                                                         160,000               162,400
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                                190,000               188,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    685,125
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5%, 2010                                                            $     900,000          $    898,543
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 24.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12.5%, 2014 (f)                                                          $   5,309,000          $  6,120,698
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                                2,780,000             3,910,679
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.875%, 2019                                                                 1,817,000             2,476,088
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.5%, 2024                                                                     865,000             1,128,487
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                   3,000,000             3,016,875
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2008                                                                 1,800,000             1,809,140
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5%, 2011                                                                     1,845,000             1,895,450
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 10.375%, 2012                                                                1,520,000             1,538,287
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2016                                                                 2,100,000             2,189,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,085,609
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                       $     340,000          $    355,300
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 7.75%, 2014                                                                              165,000               163,350
---------------------------------------------------------------------------------------------------------------------------------
Calpine Generating Co. LLC, 0%, 2011 (d)                                                             85,000                29,963
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 7.125%, 2018                                                                 195,000               173,550
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                                 380,000               359,100
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          520,000               555,781
---------------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (n)                                                                          85,000                86,275
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012                                                            280,000               281,400
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             180,000               179,100
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                        95,000                94,050
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      135,000               133,313
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017                                                                       70,000                68,775
---------------------------------------------------------------------------------------------------------------------------------
NSG Holdings LLC, 7.75%, 2025 (z)                                                                   110,000               106,838
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                                  225,000               219,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,806,733
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $ 94,199,223
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Fairline Management Corp. (a)                                                                         1,800          $          0
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Quality Distribution, Inc. (z)                                                                          671          $      6,509
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $      6,509
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.2% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Holdings Syndicated Loan., 12.5%, 2007                                       $     201,147          $    199,639
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                              STRIKE PRICE     FIRST EXERCISE              SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Jazztel PLC (a)(z)                            EUR      34.10            6/28/00                          40          $          0
---------------------------------------------------------------------------------------------------------------------------------
ISSUER
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Virginia Media Finance PLC, 8.75%, 2014                                                       EUR   165,000          $    224,812
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.8% (y)
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07                                           $ 3,821,000          $  3,819,308
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $ 98,449,491
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   1,078,914
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 99,528,405
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of August 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $93,539,112 and 95.01% of market value. An independent pricing service provided an evaluated bid for
    92.11% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,576,322 representing 9.62% of net assets.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                                                   TOTAL %
                                                                 ACQUISITION       ACQUISITION        CURRENT        OF
RESTRICTED SECURITIES                                                DATE              COST         MARKET VALUE  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.8%, 2016                                  7/10/07         $ 269,402         $   276,649
Chukchansi Economic Development Authority, FRN, 8.859%, 2012       1/10/06            97,613              95,235
Digicel Group Ltd., 9.125%, 2015                                2/22/07-7/1/07         8,328               7,610
Jazztel PLC                                                        10/9/02                79                   -
Noranda Aluminum Holding Corp., 12.5%, 2014                         6/4/07           108,900             100,100
NSG Holdings LLC, 7.75%, 2025                                   3/6/07-3/14/07       110,938             106,838
OJSC AK Transneft, 5.67%, 2014                                     2/23/07           520,000             507,011
Pinnacle Foods Finance LLC, 9.25% 2015                         3/21/07-3/22/07       120,063             110,700
Quality Distribution, Inc.                                         12/28/06             -                  6,509
Rouse Co. LP, 6.75%, 2013 Total Restricted Securities           5/2/06-6/19/06       134,141             133,650
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $ 1,344,302       1.4%
                                                                                                     =======================

The following abbreviations are used in this report and are defined:

FRN Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD      Australian Dollar
BRL      Brazilian Real
CAD      Canadian Dollar
DKK      Danish Krone
EUR      Euro
GBP      British Pound
JPY      Japanese Yen
MXN      Mexican Peso
NOK      Norwegian Krone
NZD      New Zealand Dollar
PLN      Polish Zloty
SEK      Swedish Krona
SGD      Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMARKET INCOME TRUST I

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                                      $101,676,885
                                                                                    ============
Gross unrealized appreciation                                                            989,254
Gross unrealized depreciation                                                         (4,216,648)
                                                                                    ------------
 Net unrealized appreciation (depreciation)                                         $ (3,227,394)
                                                                                    ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 8/31/07

                                                                                                                  NET UNREALIZED
                                   CONTRACTS TO       SETTLEMENT                              CONTRACTS            APPRECIATION
TYPE                CURRENCY      DELIVER/RECEIVE     DATE RANGE     IN EXCHANGE FOR          AT VALUE            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
BUY                    BRL           193,142           9/17/07         $   94,308             $   98,277              $   3,969
SELL                   BRL           193,142           9/17/07             98,291                 98,276                     15
BUY                    CAD           350,458           9/17/07            331,980                332,314                    334
SELL                   CAD           750,581           9/17/07            719,982                711,723                  8,259
SELL                   DKK         1,177,215           9/10/07            215,569                215,431                    138
SELL                   EUR         3,881,461           9/19/07          5,313,194              5,293,085                 20,109
BUY                    MXN         1,059,220           9/28/07             94,963                 95,862                    899
BUY                    NOK           221,199          10/04/07             37,991                 37,996                      5
SELL                   NZD           547,303           9/19/07            419,037                383,053                 35,984
BUY                    PLN           467,866           9/28/07            166,554                166,912                    358
SELL                   SEK        16,224,931           9/14/07          2,380,000              2,354,097                 25,903
SELL                   SGD           305,220           9/04/07            200,341                200,057                    284
                                                                                                                      ---------
                                                                                                                      $  96,257
                                                                                                                      =========
DEPRECIATION
------------
BUY                    AUD             7,687           9/19/07         $    6,580             $    6,279              $    (301)
SELL                   CAD           263,398           9/17/07            249,510                249,761                   (251)
BUY                    EUR         2,659,004       9/18/07-9/19/07      3,664,070              3,626,024                (38,046)
SELL                   EUR         2,880,000           9/19/07          3,908,126              3,927,409                (19,283)
BUY                    GBP           712,305           9/19/07          1,448,829              1,435,898                (12,931)
SELL                   GBP         1,171,697           9/19/07          2,350,000              2,361,961                (11,961)
SELL                   JPY       209,031,651           9/18/07          1,720,243              1,809,474                (89,231)
BUY                    NOK        12,006,999           9/04/07          2,063,413              2,060,764                 (2,649)
SELL                   NOK        12,006,999           9/04/07          2,037,961              2,060,764                (22,803)
BUY                    NZD           551,006           9/19/07            419,013                385,642                (33,371)
BUY                    SEK        16,442,097           9/14/07          2,451,713              2,385,606                (66,107)
BUY                    SGD           610,440      9/04/07-10/04/07        402,224                400,593                 (1,631)
                                                                                                                      ---------
                                                                                                                      $(298,565)
                                                                                                                      =========

FUTURES CONTRACTS OUTSTANDING AT 8/31/07
                                                                                                                UNREALIZED
                                                                                      EXPIRATION              APPRECIATION
DESCRIPTION                                  CONTRACTS             VALUE                 DATE               (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Long)                   20             $ 2,134,063             Dec-07                   $ (4,133)
U.S. Treasury Note 10 yr (Long)                  1                109,047               Dec-07                         520
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $ (3,613)
                                                                                                                 ========

At August 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2007, are as follows:

----------------------------------
United States                62.4%
----------------------------------
United Kingdom                5.2%
----------------------------------
Netherlands                   5.1%
----------------------------------
Japan                         4.3%
----------------------------------
Russia                        3.4%
----------------------------------
Germany                       2.9%
----------------------------------
Canada                        2.0%
----------------------------------
Mexico                        1.8%
----------------------------------
France                        1.6%
----------------------------------
Other Countries              11.3%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.